INCOME TAXES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Tax Credit Carryforward [Line Items]
Operation loss carryforwards limitation	Taxable income limitation of 80%
Effective Statutory tax rate	23.00%	23.00%	24.00%
Preferred income subject tax rate	7.50%
Non-cash income tax benefit	$ 13,000
Federal [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards	26,000
Tower [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards	$ 1,000,000
Effective Statutory tax rate	7.50%	7.50%
Tower US Holdings [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards	$ 31,000
Net operating loss carryforwards do not expire	5,000
Tower US Holdings [Member] | State and Local Jurisdiction [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards	11,000
Jazz [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards, annual utilization amount	$ 2,100
Maximum [Member]
Tax Credit Carryforward [Line Items]
Effective Statutory tax rate	35.00%
Minimum [Member]
Tax Credit Carryforward [Line Items]
Effective Statutory tax rate	21.00%